Financial Instruments - Schedule of Expected Credit Losses (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Counterparty A [Member] | SOL [Member]
Schedule of Expected Credit Losses [Line Items]
Asset	326,500
Quantity	$ 16,189,931
Current	24,719,701
Non-current	40,909,632
Gross Total	(248,000)
ECL	$ 40,661,632
Genesis [Member] | BTC [Member]
Schedule of Expected Credit Losses [Line Items]
Asset	67.98
Quantity	$ 5,971,565
Current
Non-current	5,971,565
Gross Total	(4,478,673)
ECL	$ 1,492,892